Trade Accounts Receivables Factoring Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Decrease in trade receivables	$ (188,049)	$ 40,744	$ 117,925
Servicing fees	466	667	1,298
Factoring Agreement
Accounts Notes And Loans Receivable [Line Items]
Decrease in trade receivables	(106,432)	(178,494)	(473,815)
Servicing fees	$ 466	$ 667	$ 1,298